K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Tel.: (617) 261-3246
Fax.: (617) 261-3175

November 13, 2009

VIA EDGARA

Securities and Exchange Commission

450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     eUNITs™ 2 Year U.S. Equity Market Participation Trust: Enhanced Upside to Cap / Buffered Downside

Registration Statement on Form N-2 (333- ; 811-22348)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of eUNITs™ 2 Year U.S. Equity Market Participation Trust: Enhanced Upside to Cap / Buffered Downside (the “Trust”), is a registration statement on Form N-2 relating to Registrant’s initial issuance of common shares of beneficial interest, par value $.01 per share (the “Registration Statement”). The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Fund is a newly-organized, closed-end management investment company, and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund. The registration fee for purposes of the initial filing of $2.85 has been wired through the FEDWIRE system to the Securities and Exchange Commission’s (“SEC”) account at Mellon Bank. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Trust seeks to provide investors purchasing units of beneficial interest (“Units”) in the initial public offering the opportunity to earn returns over the investment life of the Trust based on the price performance of the S&P 500 Composite Stock Price Index® (the “Index). The Trust anticipates concluding its investment activities 2 years from the date of its initial public offering (the “Termination Date”) and making a liquidating cash distribution to Unit holders of the Trust’s net assets within days thereafter. If the Index appreciates over the investment life of the Trust, the Trust seeks to provide a return on the initial net asset value of the Units equal to two times the percentage change in the price of the Index, up to a maximum return of 22 to 26%. If the Index depreciates over the investment life of the Trust by 10% or less, the Trust seeks to return the initial net asset value of the Units. If the Index depreciates by more than 10% over the

Securities and Exchange Commission

investment life of the Trust, the Trust seeks to achieve returns on the initial net asset value of the Units that exceed the percentage change in the price of the Index by 10%.

The Fund desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a “red herring” prospectus at the end of December 2009. The appropriate legends are included on the cover pages of the prospectus and SAI. It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

Questions should be directed to the undersigned at (617) 261-3246.

Sincerely,

/s/ Clair E. Pagnano

Clair E. Pagnano